INCOME TAX AND DEFERRED TAX ASSETS - Additional Information (Details)					1 Months Ended	6 Months Ended				12 Months Ended					36 Months Ended	72 Months Ended
	Mar. 05, 2025 USD ($)	Apr. 01, 2023 GBP (£)	Mar. 31, 2023	Jan. 01, 2019 CNY (¥) employee	Mar. 31, 2023	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥) employee	Dec. 31, 2024 CNY (¥)	Dec. 31, 2027 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 01, 2021
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥				¥ 3,000,000										¥ 3,000,000
Number of employees | employee				300										300
Assets						$ 5,224,867				$ 5,208,001	$ 3,999,242	$ 5,635,075		¥ 50,000,000					¥ 50,000,000
Period for statute of limitations under special circumstances						5 years	5 years	5 years		5 years
Maximum amount of underpayment of tax liability						$ 14,000				$ 14,000							¥ 100,000	¥ 100,000
Period for statute of limitations if tax liability exceeds RMB100,000						10 years	10 years	10 years		10 years
Period for statute of limitations due to computation errors						3 years	3 years	3 years		3 years
Provision for income tax uncertainty						$ 0			$ 0	$ 0	0
Net income (loss)						154,412			(1,326,011)	(3,189,205)	(1,160,446)	(2,154,084)
Gain on valuation of warrants						770,352				(493,274)
Gain on deconsolidation						157,555				$ 14,404		(240,431)
Current income tax expense (benefit)						0
Deferred income tax expense (benefit)						0
Provision for income tax						0			$ 0		$ 10,835	$ 3,020
eijing Mingda Jiahe Technology Development Co., Ltd. | Disposed by sale
INCOME TAX AND DEFERRED TAX ASSETS
Gain on deconsolidation	$ 157,555
Disposal of deferred tax asset						$ 2,400,000
Minimum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥								¥ 1,000,000
Maximum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥								¥ 3,000,000
PRC tax Jurisdiction
INCOME TAX AND DEFERRED TAX ASSETS
Examination period						5 years	5 years	5 years		5 years
Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate												2.50%	2.50%			5.00%
Taxable income | ¥								¥ 1,000,000					¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate															5.00%
Taxable income | ¥																¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million | Minimum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥				¥ 1,000,000										1,000,000	¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million | Maximum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥				¥ 3,000,000										¥ 3,000,000	¥ 3,000,000	¥ 3,000,000
Series A Warrants
INCOME TAX AND DEFERRED TAX ASSETS
Gain on valuation of warrants						$ 770,352				$ (450,042)
Hong Kong
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate						16.50%	16.50%	16.50%		16.50%	16.50%	16.50%	16.50%
Domestic Country
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate										25.00%
Domestic Country | Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate														5.00%
Taxable income | ¥														¥ 1,000,000
Domestic Country | Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate														10.00%
CHINA
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate						25.00%	25.00%	25.00%
CHINA | Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				5.00%
Taxable income | ¥				¥ 1,000,000				¥ 1,000,000
CHINA | Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				10.00%
UK
INCOME TAX AND DEFERRED TAX ASSETS
Rate of corporation tax																				19.00%
Small profits rate of corporation tax		19.00%
Maximum amount of profits for small profits rate of corporation tax | £		£ 50,000					£ 50,000
Assets						$ 5,223,830				$ 5,192,865	$ 3,818,323	$ 4,432,728
Statutory income tax rate		25.00%	19.00%		19.00%